Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Deferred income tax assets
Deferred income tax liabilities	(775)	(889)
Net deferred income tax liabilities	$ (775)	$ (889)